Leases - Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases (Details)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
2020	¥ 21,869,242
2021	10,956,342
2022	2,601,561
2023	359,048
Total undiscounted lease payments	35,786,193
Less: Imputed interest	(2,730,056)
Total lease liabilities	33,056,137
Amounts due within 12 months	20,556,017
Non-current lease liability	¥ 12,500,120